Current Equity Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
At 1 January	£ 2,204
Exchange adjustments	(3)	£ (3)
At 31 December	0	2,204
Equity investments | Investments measured at FVTPL
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
At 1 January	2,204	4,087
Net fair value movements through profit or loss	22	(17)
Disposals and settlements	(2,226)	(1,863)
Exchange adjustments	0	(3)
At 31 December	£ 0	£ 2,204